Intangible Assets - Classes of Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
COST	$ 4,912	$ 2,982
Accumulated Amortization	700	405
Total	4,212	2,577
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization Period	156 months
COST	1,930
Accumulated Amortization	71
Total	1,859
Support Vector Machine (SVM) Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization Period	108 months	108 months
COST	500	500
Accumulated Amortization	167	112
Total	333	388
Laboratory Developed Test (LDT) Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization Period	164 months	164 months
COST	1,482	1,482
Accumulated Amortization	297	188
Total	1,185	1,294
Flow Cytometry and Cytogenetics Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization Period	202 months	202 months
COST	1,000	1,000
Accumulated Amortization	165	105
Total	$ 835	$ 895